Document and Entity Information	Mar. 02, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	WESBANCO INC
Amendment Flag	false
Entity Central Index Key	0000203596
Document Type	8-K
Document Period End Date	Mar. 02, 2026
Entity Incorporation State Country Code	WV
Entity File Number	001-39442
Entity Tax Identification Number	55-0571723
Entity Address, Address Line One	1 Bank Plaza
Entity Address, City or Town	Wheeling
Entity Address, State or Province	WV
Entity Address, Postal Zip Code	26003
City Area Code	(304)
Local Phone Number	234-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock 2.0833 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock $2.0833 Par Value
Trading Symbol	WSBC
Security Exchange Name	NASDAQ
Depositary Shares Each Representing 140th Interest In A Share Of 7.375 Fixed Rate Reset Not Cumulative Perpetual Preferred Stock Series B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares (each representing 1/40th interest in a share of 7.375% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series B)
Trading Symbol	WSBCO
Security Exchange Name	NASDAQ